ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE II	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE II

ACORN INTERNATIONAL, INC.
VALUATION AND QUALIFYING ACCOUNTS

		Charged to/
	Balance at	(Reducted from)
	Beginning	Costs and		Balance at End
Description	of Year	Expenses	Write-off	of Year

Allowance for accounts receivable
-2016	$5,398,166	$(18,096)	$(1,677,556)	$3,702,514
-2015	$3,127,348	$2,270,818	$—	$5,398,166
-2014	$3,508,859	$(180,039)	$(201,472)	$3,127,348
Allowance for prepaid advertising expenses
-2016	$1,107,706	$—	$(70,802)	$1,036,904
-2015	$—	$1,107,706	$—	$1,107,706
-2014	$—	$—	$—	$—
Allowance for prepaid expenses and current assets
-2016	$605,445	$(169,097)	$—	$436,348
-2015	$127,192	$478,253	$—	$605,445
-2014	$127,653	$(461)	$—	$127,192
Allowance for deferred tax assets
-2016	$35,657,594	$(2,645,205)	$—	$33,012,389
-2015	$30,287,901	$5,369,693	$—	$35,657,594
-2014	$20,170,712	$10,117,189	$—	$30,287,901